3. SIGNIFICANT ACCOUNTING POLICIES: Significant accounting judgments and estimates (Policies)	12 Months Ended
Sep. 30, 2019
Policies
Significant accounting judgments and estimates

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period.  Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences.  Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical judgments

The following are critical judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

•     the determination that the Company will continue as a going concern for the next year;

•     the determination that there have been no events or changes in circumstances that indicate the carrying amount of exploration and evaluation asset may not be recoverable;

•     the determination that there are no restoration, rehabilitation and environmental costs to be accrued;

•     the determination that there have been no events or changes in circumstances that indicate the carrying amount investment in associates may not be recoverable; and

•     the determination that the functional currency of the parent is the Canadian dollar, the functional currency of its subsidiaries in Peru is the Peruvian neuvo sole and the functional currency of its subsidiaries in the USA is the US dollar.